The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2025
The Company and basis of presentation
Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions

in %

	Care Delivery	Value-Based Care	Care Enablement
Average revenue growth in projection period (1)	low-single-digit	high-single-digit	mid-single-digit
Average operating income growth in projection period (1)	low-single-digit	low-triple-digit	low-double-digit
Residual value growth	1.00	2.80	1.00
Pre-tax weighted average cost of capital (WACC)	9.36	9.56	6.39
After-tax WACC	7.78	8.21	5.05
(1)	For CGUs Care Delivery and Care Enablement, a projection period of ten years is used. For CGU Value-Based Care, a projection period of five years is used, given the nascent nature of the business.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis(1)

Change in percentage points	Care Delivery	Value-Based Care	Care Enablement
Pre-tax WACC	2.66	3.50	4.27
After-tax WACC	1.71	2.50	2.94
Residual value growth	(9.57)	(5.64)	(13.47)
Operating income margin of each projection year	(2.55)	(0.71)	(4.73)
(1)	The sensitivity analysis is based upon the goodwill impairment test performed as of September 30, 2025.